CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 24.8%
Diversified Telecommunication Services - 1.1%
AT&T Inc.	302,053	$9,472,382

Entertainment - 4.4%
Liberty Media Corp.-Liberty Braves, Class A Shares	9,715	271,437	*
Liberty Media Corp.-Liberty Braves, Class C Shares	19,431	539,599	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	24,289	826,798	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	48,578	1,702,659	*
Lions Gate Entertainment Corp., Class B Shares	96,438	1,456,214
Madison Square Garden Co., Class A Shares	93,118	27,295,679	*
Viacom Inc., Class B Shares	71,175	1,997,882
World Wrestling Entertainment Inc., Class A Shares	40,200	3,488,556

Total Entertainment		37,578,824

Interactive Media & Services - 3.4%
Facebook Inc., Class A Shares	33,800	5,634,122	*
Liberty TripAdvisor Holdings Inc., Class A Shares	48,800	692,472	*
Twitter Inc.	700,000	23,016,000	*

Total Interactive Media & Services		29,342,594

Media - 15.9%
AMC Networks Inc., Class A Shares	182,346	10,349,959	*
CBS Corp., Class B Shares, Non Voting Shares	66,175	3,145,298
Comcast Corp., Class A Shares	1,874,250	74,932,515
Discovery Inc., Class A Shares	178,440	4,821,449	*
Discovery Inc., Class C Shares	245,320	6,236,034	*
GCI Liberty Inc., Class A Shares	70,908	3,943,194	*
Liberty Broadband Corp., Class A Shares	24,289	2,225,844	*
Liberty Broadband Corp., Class C Shares	63,152	5,793,564	*
Liberty Global PLC, Class A Shares	79,367	1,977,826	*
Liberty Global PLC, Class C Shares	240,487	5,822,190	*
Liberty Latin America Ltd., Class A Shares	13,870	268,246	*
Liberty Latin America Ltd., Class C Shares	42,029	817,464	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	97,156	3,709,416	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	194,312	7,430,491	*
MSG Networks Inc., Class A Shares	204,356	4,444,743	*

Total Media		135,918,233

TOTAL COMMUNICATION SERVICES		212,312,033

See Notes to Schedule of Investments.

1

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 1.2%
Internet & Direct Marketing Retail - 1.2%
Liberty Expedia Holdings Inc., Class A Shares	47,272	$2,023,241	*
Qurate Retail Inc.	488,010	7,798,400	*

TOTAL CONSUMER DISCRETIONARY		9,821,641

ENERGY - 8.1%
Energy Equipment & Services - 2.3%
Core Laboratories NV	154,750	10,666,918
National Oilwell Varco Inc.	200,848	5,350,591
Weatherford International PLC	5,473,300	3,820,363	*

Total Energy Equipment & Services		19,837,872

Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	1,009,855	45,928,205
Encana Corp.	534,380	3,868,911

Total Oil, Gas & Consumable Fuels		49,797,116

TOTAL ENERGY		69,634,988

FINANCIALS - 1.4%
Banks - 0.1%
Sterling Bancorp	43,312	806,902

Capital Markets - 0.8%
Cohen & Steers Inc.	160,400	6,780,108

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp Inc.	370,205	4,283,272

TOTAL FINANCIALS		11,870,282

HEALTH CARE - 36.7%
Biotechnology - 22.3%
Aduro Biotech Inc.	8,540	33,989	*
Agios Pharmaceuticals Inc.	68,300	4,606,152	*
Alkermes PLC	168,920	6,163,891	*
Amgen Inc.	292,055	55,484,609
Biogen Inc.	239,106	56,519,876	*
ImmunoGen Inc.	119,100	322,761	*
Ionis Pharmaceuticals Inc.	232,950	18,908,551	*
Ultragenyx Pharmaceutical Inc.	28,130	1,951,097	*
Vertex Pharmaceuticals Inc.	254,800	46,870,460	*
Voyager Therapeutics Inc.	22,390	428,545	*

Total Biotechnology		191,289,931

Health Care Equipment & Supplies - 2.3%
Medtronic PLC	197,166	17,957,880
Wright Medical Group NV	53,325	1,677,071	*

Total Health Care Equipment & Supplies		19,634,951

See Notes to Schedule of Investments.

2

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - 6.9%
UnitedHealth Group Inc.	237,790	$58,795,955

Pharmaceuticals - 5.2%
Allergan PLC	281,568	41,224,371
Bausch Health Cos. Inc.	145,211	3,586,712	*

Total Pharmaceuticals		44,811,083

TOTAL HEALTH CARE		314,531,920

INDUSTRIALS - 5.9%
Aerospace & Defense - 2.9%
L3 Technologies Inc.	121,990	25,175,076

Building Products - 1.6%
Johnson Controls International PLC	370,164	13,673,858

Construction & Engineering - 0.6%
Fluor Corp.	130,170	4,790,256

Electrical Equipment - 0.3%
nVent Electric PLC	80,441	2,170,298

Machinery - 0.4%
Pentair PLC	80,441	3,580,429

Trading Companies & Distributors - 0.1%
NOW Inc.	50,212	700,960	*

TOTAL INDUSTRIALS		50,090,877

INFORMATION TECHNOLOGY - 20.0%
Electronic Equipment, Instruments & Components - 2.9%
Dolby Laboratories Inc., Class A Shares	40,000	2,518,800
TE Connectivity Ltd.	274,101	22,133,656

Total Electronic Equipment, Instruments & Components		24,652,456

Semiconductors & Semiconductor Equipment - 8.1%
Broadcom Inc.	150,140	45,148,599
Cree Inc.	109,880	6,287,334	*
Intel Corp.	326,779	17,548,032

Total Semiconductors & Semiconductor Equipment		68,983,965

Software - 4.7%
Autodesk Inc.	162,250	25,281,795	*
Citrix Systems Inc.	123,700	12,327,942
FireEye Inc.	25,240	423,780	*
LogMeIn Inc.	8,368	670,277
Nuance Communications Inc.	100,000	1,693,000	*

Total Software		40,396,794

See Notes to Schedule of Investments.

3

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 4.3%
Seagate Technology PLC		557,857	$26,715,772
Western Digital Corp.		220,477	10,596,124

Total Technology Hardware, Storage & Peripherals			37,311,896

TOTAL INFORMATION TECHNOLOGY			171,345,111

MATERIALS - 1.3%
Metals & Mining - 1.3%
Freeport-McMoRan Inc.		650,180	8,380,820
Nucor Corp.		51,490	3,004,442

TOTAL MATERIALS			11,385,262

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $335,135,344)			850,992,114

RATE
SHORT-TERM INVESTMENTS - 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $4,943,643)	2.251%	4,943,643	4,943,643

TOTAL INVESTMENTS - 100.0% (Cost - $340,078,987)			855,935,757
Other Assets in Excess of Liabilities - 0.0%			8,229

TOTAL NET ASSETS - 100.0%			$855,943,986

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

5

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$850,992,114	—	—	$850,992,114
Short-Term Investments†	4,943,643	—	—	4,943,643

Total Investments	$855,935,757	—	—	$855,935,757

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.4%
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	327,337	$10,265,288
Verizon Communications Inc.	195,755	11,574,993

Total Diversified Telecommunication Services		21,840,281

Entertainment - 1.9%
Walt Disney Co.	138,423	15,369,106

Interactive Media & Services - 4.8%
Alphabet Inc., Class A Shares	12,270	14,440,440	*
Alphabet Inc., Class C Shares	13,138	15,414,947	*
Facebook Inc., Class A Shares	55,569	9,262,797	*

Total Interactive Media & Services		39,118,184

Media - 3.1%
Comcast Corp., Class A Shares	641,353	25,641,293

TOTAL COMMUNICATION SERVICES		101,968,864

CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	32,746	6,218,465

Internet & Direct Marketing Retail - 1.1%
Amazon.com Inc.	5,197	9,254,558	*

Specialty Retail - 4.1%
Home Depot Inc.	115,599	22,182,292
TJX Cos. Inc.	210,440	11,197,513

Total Specialty Retail		33,379,805

TOTAL CONSUMER DISCRETIONARY		48,852,828

CONSUMER STAPLES - 5.8%
Beverages - 2.1%
Coca-Cola Co.	182,283	8,541,782
PepsiCo Inc.	70,415	8,629,358

Total Beverages		17,171,140

Food & Staples Retailing - 1.7%
Walmart Inc.	140,938	13,745,683

Food Products - 0.7%
Mondelez International Inc., Class A Shares	110,986	5,540,421

Household Products - 1.3%
Procter & Gamble Co.	100,141	10,419,671

TOTAL CONSUMER STAPLES		46,876,915

ENERGY - 6.4%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	80,053	3,487,909

See Notes to Schedule of Investments.

1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	120,755	$5,491,937
Chevron Corp.	110,873	13,657,336
Exxon Mobil Corp.	174,070	14,064,856
Kinder Morgan Inc.	304,271	6,088,463
Phillips 66 Co.	40,180	3,823,931
Pioneer Natural Resources Co.	38,411	5,849,227

Total Oil, Gas & Consumable Fuels		48,975,750

TOTAL ENERGY		52,463,659

FINANCIALS - 14.1%
Banks - 7.0%
Bank of America Corp.	407,008	11,229,351
JPMorgan Chase & Co.	255,240	25,837,945
PNC Financial Services Group Inc.	31,469	3,859,988
US Bancorp	148,218	7,142,625
Wells Fargo & Co.	186,754	9,023,953

Total Banks		57,093,862

Capital Markets - 1.2%
Bank of New York Mellon Corp.	68,225	3,440,587
CME Group Inc.	37,588	6,186,233

Total Capital Markets		9,626,820

Diversified Financial Services - 3.3%
Berkshire Hathaway Inc., Class A Shares	90	27,109,350	*

Insurance - 2.6%
American International Group Inc.	46,280	1,992,817
MetLife Inc.	132,288	5,631,500
Travelers Cos. Inc.	100,497	13,784,168

Total Insurance		21,408,485

TOTAL FINANCIALS		115,238,517

HEALTH CARE - 14.6%
Biotechnology - 0.6%
Gilead Sciences Inc.	79,685	5,180,322

Health Care Equipment & Supplies - 2.4%
Becton Dickinson and Co.	31,653	7,904,704
Medtronic PLC	125,654	11,444,566

Total Health Care Equipment & Supplies		19,349,270

Health Care Providers & Services - 3.6%
CVS Health Corp.	50,788	2,738,997
UnitedHealth Group Inc.	107,447	26,567,345

Total Health Care Providers & Services		29,306,342

See Notes to Schedule of Investments.

2

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific Inc.	49,880	$13,653,153

Pharmaceuticals - 6.3%
Johnson & Johnson	131,074	18,322,834
Merck & Co. Inc.	233,416	19,413,209
Pfizer Inc.	329,793	14,006,309

Total Pharmaceuticals		51,742,352

TOTAL HEALTH CARE		119,231,439

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.8%
Raytheon Co.	86,504	15,750,648
United Technologies Corp.	51,794	6,675,729

Total Aerospace & Defense		22,426,377

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	78,627	8,785,781

Commercial Services & Supplies - 1.2%
Waste Management Inc.	95,714	9,945,642

Industrial Conglomerates - 3.1%
3M Co.	36,064	7,493,378
Honeywell International Inc.	110,144	17,504,084

Total Industrial Conglomerates		24,997,462

Trading Companies & Distributors - 0.5%
W.W. Grainger Inc.	14,445	4,346,934

TOTAL INDUSTRIALS		70,502,196

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.8%
Cisco Systems Inc.	269,361	14,542,800

IT Services - 5.5%
Automatic Data Processing Inc.	101,977	16,289,806
International Business Machines Corp.	42,638	6,016,222
Visa Inc., Class A Shares	143,413	22,399,676

Total IT Services		44,705,704

Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV, Registered Shares	13,120	2,467,216
Texas Instruments Inc.	33,964	3,602,561

Total Semiconductors & Semiconductor Equipment		6,069,777

Software - 9.6%
Adobe Inc.	61,241	16,320,114	*
Microsoft Corp.	407,431	48,052,412
Oracle Corp.	98,442	5,287,320

See Notes to Schedule of Investments.

3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		SHARES	VALUE
Software - (continued)
salesforce.com Inc.		21,663	$3,430,770	*
SAP SE, ADR		42,570	4,915,132

Total Software			78,005,748

Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc.		119,405	22,680,980

TOTAL INFORMATION TECHNOLOGY			166,005,009

MATERIALS - 5.5%
Chemicals - 4.7%
Air Products & Chemicals Inc.		39,502	7,543,302
DowDuPont Inc.		85,679	4,567,548
Ecolab Inc.		62,736	11,075,413
PPG Industries Inc.		137,651	15,536,668

Total Chemicals			38,722,931

Construction Materials - 0.8%
Vulcan Materials Co.		54,246	6,422,727

TOTAL MATERIALS			45,145,658

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.		74,489	14,678,802

UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.		13,711	2,650,611

Multi-Utilities - 0.3%
Sempra Energy		18,513	2,330,046

TOTAL UTILITIES			4,980,657

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $355,257,112)			785,944,544

	RATE
SHORT-TERM INVESTMENTS - 3.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $29,129,240)	2.251%	29,129,240	29,129,240

TOTAL INVESTMENTS - 100.0% (Cost - $384,386,352)			815,073,784
Liabilities in Excess of Other Assets - 0.0%			(55,170)

TOTAL NET ASSETS - 100.0%			$815,018,614

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Mary-land statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

5

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$785,944,544	—	—	$785,944,544
Short-Term Investments†	29,129,240	—	—	29,129,240

Total Investments	$815,073,784	—	—	$815,073,784

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	211,616	$6,636,278
Verizon Communications Inc.	89,685	5,303,074

Total Diversified Telecommunication Services		11,939,352

Entertainment - 1.2%
Walt Disney Co.	45,380	5,038,541

Interactive Media & Services - 1.8%
Alphabet Inc., Class C Shares	6,587	7,728,593	*

Media - 2.4%
Comcast Corp., Class A Shares	263,820	10,547,524

TOTAL COMMUNICATION SERVICES		35,254,010

CONSUMER DISCRETIONARY - 5.7%
Automobiles - 1.4%
General Motors Co.	156,900	5,820,990

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	36,770	6,982,623

Specialty Retail - 2.7%
Home Depot Inc.	61,490	11,799,316

TOTAL CONSUMER DISCRETIONARY		24,602,929

CONSUMER STAPLES - 11.5%
Beverages - 3.2%
Anheuser-Busch InBev SA/NV, ADR	82,570	6,933,403
Coca-Cola Co.	150,900	7,071,174

Total Beverages		14,004,577

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	4,630	1,121,108
Sysco Corp.	46,550	3,107,678
Walmart Inc.	71,230	6,947,062

Total Food & Staples Retailing		11,175,848

Food Products - 3.7%
Mondelez International Inc., Class A Shares	151,690	7,572,365
Nestle SA, ADR	87,000	8,292,840

Total Food Products		15,865,205

Household Products - 2.0%
Procter & Gamble Co.	85,000	8,844,250

TOTAL CONSUMER STAPLES		49,889,880

ENERGY - 7.4%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	98,150	4,276,395

See Notes to Schedule of Investments.

1

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.4%
Enbridge Inc.	175,139	$6,350,540
Exxon Mobil Corp.	62,400	5,041,920
Kinder Morgan Inc.	376,620	7,536,166
Williams Cos. Inc.	317,960	9,131,812

Total Oil, Gas & Consumable Fuels		28,060,438

TOTAL ENERGY		32,336,833

FINANCIALS - 18.7%
Banks - 7.2%
Bank of America Corp.	276,100	7,617,599
JPMorgan Chase & Co.	87,190	8,826,244
PNC Financial Services Group Inc.	48,240	5,917,118
U.S. Bancorp	108,000	5,204,520
Wells Fargo & Co.	74,580	3,603,706

Total Banks		31,169,187

Capital Markets - 5.3%
Bank of New York Mellon Corp.	150,820	7,605,853
BlackRock Inc.	11,000	4,701,070
Blackstone Group LP	302,180	10,567,234

Total Capital Markets		22,874,157

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B Shares	35,000	7,031,150	*

Insurance - 4.6%
American International Group Inc.	148,200	6,381,492
MetLife Inc.	160,416	6,828,909
Travelers Cos. Inc.	50,930	6,985,559

Total Insurance		20,195,960

TOTAL FINANCIALS		81,270,454

HEALTH CARE - 8.3%
Health Care Providers & Services - 1.2%
UnitedHealth Group Inc.	21,740	5,375,432

Pharmaceuticals - 7.1%
Johnson & Johnson	70,380	9,838,420
Merck & Co. Inc.	135,280	11,251,238
Pfizer Inc.	126,030	5,352,494
Zoetis Inc.	43,170	4,345,924

Total Pharmaceuticals		30,788,076

TOTAL HEALTH CARE		36,163,508

See Notes to Schedule of Investments.

2

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.9%
Raytheon Co.	48,468	$8,825,054
United Technologies Corp.	61,900	7,978,291

Total Aerospace & Defense		16,803,345

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	66,710	7,454,175

Commercial Services & Supplies - 2.0%
Waste Management Inc.	85,230	8,856,249

Industrial Conglomerates - 2.0%
3M Co.	40,680	8,452,490

Road & Rail - 1.8%
Union Pacific Corp.	46,660	7,801,552

TOTAL INDUSTRIALS		49,367,811

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.8%
Cisco Systems Inc.	66,320	3,580,617

IT Services - 3.7%
Mastercard Inc., Class A Shares	36,820	8,669,269
Visa Inc., Class A Shares	47,150	7,364,359

Total IT Services		16,033,628

Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	50,000	2,685,000
Texas Instruments Inc.	60,920	6,461,784

Total Semiconductors & Semiconductor Equipment		9,146,784

Software - 3.8%
Microsoft Corp.	140,280	16,544,623

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.	55,699	10,580,025

TOTAL INFORMATION TECHNOLOGY		55,885,677

MATERIALS - 9.0%
Chemicals - 6.8%
DowDuPont Inc.	115,194	6,140,992
Ecolab Inc.	37,450	6,611,423
Linde PLC	46,600	8,198,338
PPG Industries Inc.	76,000	8,578,120

Total Chemicals		29,528,873

Construction Materials - 1.4%
Vulcan Materials Co.	51,260	6,069,184

See Notes to Schedule of Investments.

3

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		SHARES	VALUE
Containers & Packaging - 0.8%
International Paper Co.		72,670	$3,362,441

TOTAL MATERIALS			38,960,498

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.		54,560	10,751,594

UTILITIES - 4.0%
Electric Utilities - 1.4%
NextEra Energy Inc.		30,290	5,855,663

Multi-Utilities - 2.6%
Brookfield Infrastructure Partners LP		124,210	5,200,673
WEC Energy Group Inc.		78,240	6,187,219

Total Multi-Utilities			11,387,892

TOTAL UTILITIES			17,243,555

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $261,463,998)			431,726,749

	RATE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $2,033,013)	2.251%	2,033,013	2,033,013

TOTAL INVESTMENTS - 100.0% (Cost - $263,497,011)			433,759,762
Liabilities in Excess of Other Assets - 0.0%			(23,605)

TOTAL NET ASSETS - 100.0%			$433,736,157

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

5

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$431,726,749	—	—	$431,726,749
Short-Term Investments†	2,033,013	—	—	2,033,013

Total Investments	$433,759,762	—	—	$433,759,762

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.6%
COMMUNICATION SERVICES - 12.8%
Entertainment - 2.2%
Walt Disney Co.	49,300	$5,473,779

Interactive Media & Services - 8.6%
Alphabet Inc., Class A Shares	2,566	3,019,900	*
Alphabet Inc., Class C Shares	6,431	7,545,556	*
Facebook Inc., Class A Shares	64,604	10,768,841	*

Total Interactive Media & Services		21,334,297

Media - 2.0%
Comcast Corp., Class A Shares	121,998	4,877,480

TOTAL COMMUNICATION SERVICES		31,685,556

CONSUMER DISCRETIONARY - 13.8%
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill Inc.	5,180	3,679,406	*
Yum China Holdings Inc.	67,092	3,013,102

Total Hotels, Restaurants & Leisure		6,692,508

Internet & Direct Marketing Retail - 8.6%
Alibaba Group Holding Ltd., ADR	20,610	3,760,294	*
Amazon.com Inc.	8,351	14,871,043	*
GrubHub Inc.	35,510	2,466,880	*

Total Internet & Direct Marketing Retail		21,098,217

Specialty Retail - 2.5%
Advance Auto Parts Inc.	9,480	1,616,624
Home Depot Inc.	23,765	4,560,266

Total Specialty Retail		6,176,890

TOTAL CONSUMER DISCRETIONARY		33,967,615

CONSUMER STAPLES - 5.8%
Beverages - 3.1%
Anheuser-Busch InBev SA/NV, ADR	55,208	4,635,816
Coca-Cola Co.	64,439	3,019,611

Total Beverages		7,655,427

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	17,455	4,226,554

Food Products - 1.0%
McCormick & Co. Inc., Non Voting Shares	16,447	2,477,412

TOTAL CONSUMER STAPLES		14,359,393

ENERGY - 1.7%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	52,665	2,294,614

See Notes to Schedule of Investments.

1

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.8%
Pioneer Natural Resources Co.	13,023	$1,983,143

TOTAL ENERGY		4,277,757

FINANCIALS - 5.0%
Capital Markets - 3.4%
BlackRock Inc.	8,497	3,631,363
Charles Schwab Corp.	110,702	4,733,617

Total Capital Markets		8,364,980

Consumer Finance - 1.6%
American Express Co.	36,130	3,949,009

TOTAL FINANCIALS		12,313,989

HEALTH CARE - 12.8%
Biotechnology - 4.3%
Alexion Pharmaceuticals Inc.	30,085	4,066,890	*
Biogen Inc.	14,275	3,374,325	*
BioMarin Pharmaceutical Inc.	27,820	2,471,251	*
Regeneron Pharmaceuticals Inc.	1,510	620,036	*

Total Biotechnology		10,532,502

Health Care Providers & Services - 2.7%
UnitedHealth Group Inc.	26,552	6,565,247

Life Sciences Tools & Services - 2.2%
Thermo Fisher Scientific Inc.	20,330	5,564,728

Pharmaceuticals - 3.6%
Johnson & Johnson	23,360	3,265,494
Zoetis Inc.	55,180	5,554,971

Total Pharmaceuticals		8,820,465

TOTAL HEALTH CARE		31,482,942

INDUSTRIALS - 8.4%
Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	31,987	3,574,227

Industrial Conglomerates - 2.3%
Honeywell International Inc.	35,200	5,593,984

Machinery - 1.2%
Caterpillar Inc.	21,670	2,936,068

Professional Services - 1.5%
IHS Markit Ltd.	67,059	3,646,669	*

Trading Companies & Distributors - 2.0%
W.W. Grainger Inc.	16,483	4,960,229

TOTAL INDUSTRIALS		20,711,177

See Notes to Schedule of Investments.

2

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 31.1%
IT Services - 8.0%
Akamai Technologies Inc.	65,009	$4,661,795	*
PayPal Holdings Inc.	51,035	5,299,474	*
Visa Inc., Class A Shares	61,760	9,646,295

Total IT Services		19,607,564

Semiconductors & Semiconductor Equipment - 4.2%
NVIDIA Corp.	14,490	2,601,824
QUALCOMM Inc.	66,100	3,769,683
Texas Instruments Inc.	36,663	3,888,845

Total Semiconductors & Semiconductor Equipment		10,260,352

Software - 16.6%
Adobe Inc.	25,410	6,771,511	*
Microsoft Corp.	91,667	10,811,206
Nutanix Inc., Class A Shares	72,380	2,731,621	*
Oracle Corp.	98,630	5,297,417
Palo Alto Networks Inc.	18,660	4,532,141	*
Red Hat Inc.	19,795	3,616,546	*
Splunk Inc.	33,660	4,194,036	*
VMware Inc., Class A Shares	17,170	3,099,357

Total Software		41,053,835

Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc.	30,351	5,765,173

TOTAL INFORMATION TECHNOLOGY		76,686,924

MATERIALS - 3.4%
Chemicals - 3.4%
Ecolab Inc.	25,426	4,488,706
Linde PLC	21,810	3,837,033

TOTAL MATERIALS		8,325,739

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equinix Inc.	9,720	4,404,715

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $140,594,528)		238,215,807

See Notes to Schedule of Investments.

3

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $9,376,792)	2.251%	9,376,792	$9,376,792

TOTAL INVESTMENTS - 100.4% (Cost - $149,971,320)			247,592,599
Liabilities in Excess of Other Assets - (0.4)%			(908,643)

TOTAL NET ASSETS - 100.0%			$246,683,956

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

5

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$238,215,807	—	—	$238,215,807
Short-Term Investments†	9,376,792	—	—	9,376,792

Total Investments	$247,592,599	—	—	$247,592,599

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.6%
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 1.7%
AT&T Inc.	147,601	$4,628,767

Entertainment - 0.0%
Walt Disney Co.	1	12

Media - 8.1%
Charter Communications Inc., Class A Shares	18,023	6,252,359	*
Comcast Corp., Class A Shares	221,720	8,864,365
DISH Network Corp., Class A Shares	137,174	4,347,044	*
Fox Corp., Class B Shares	73,653	2,642,658

Total Media		22,106,426

TOTAL COMMUNICATION SERVICES		26,735,205

CONSUMER DISCRETIONARY - 1.9%
Specialty Retail - 1.9%
Home Depot Inc.	27,698	5,314,969

CONSUMER STAPLES - 3.2%
Beverages - 1.4%
Anheuser-Busch InBev SA/NV, ADR	45,603	3,829,284

Tobacco - 1.8%
Philip Morris International Inc.	54,860	4,849,075

TOTAL CONSUMER STAPLES		8,678,359

ENERGY - 9.1%
Energy Equipment & Services - 1.9%
Halliburton Co.	95,112	2,786,782
Schlumberger Ltd.	53,160	2,316,181

Total Energy Equipment & Services		5,102,963

Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	44,633	5,497,893
Exxon Mobil Corp.	60,682	4,903,105
Royal Dutch Shell PLC, ADR, Class A Shares	59,074	3,697,442
Suncor Energy Inc.	167,586	5,434,814

Total Oil, Gas & Consumable Fuels		19,533,254

TOTAL ENERGY		24,636,217

FINANCIALS - 25.2%
Banks - 11.5%
Bank of America Corp.	260,721	7,193,292
JPMorgan Chase & Co.	116,096	11,752,398
US Bancorp	141,733	6,830,113
Wells Fargo & Co.	110,327	5,331,001

Total Banks		31,106,804

See Notes to Schedule of Investments.

1

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - 3.4%
Bank of New York Mellon Corp.	68,689	$3,463,987
Charles Schwab Corp.	76,000	3,249,760
State Street Corp.	36,425	2,397,129

Total Capital Markets		9,110,876

Consumer Finance - 3.5%
American Express Co.	58,728	6,418,970
Capital One Financial Corp.	37,304	3,047,364

Total Consumer Finance		9,466,334

Diversified Financial Services - 1.2%
Berkshire Hathaway Inc., Class B Shares	16,900	3,395,041	*

Insurance - 5.6%
Marsh & McLennan Cos. Inc.	50,380	4,730,682
MetLife Inc.	57,075	2,429,683
Progressive Corp.	56,452	4,069,625
Travelers Cos. Inc.	29,984	4,112,605

Total Insurance		15,342,595

TOTAL FINANCIALS		68,421,650

HEALTH CARE - 15.4%
Biotechnology - 1.7%
Amgen Inc.	23,991	4,557,810

Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	37,680	2,996,314
Anthem Inc.	25,788	7,400,640
CVS Health Corp.	51,207	2,761,593
UnitedHealth Group Inc.	19,000	4,697,940

Total Health Care Providers & Services		17,856,487

Pharmaceuticals - 7.2%
Johnson & Johnson	40,304	5,634,096
Merck & Co. Inc.	82,371	6,850,796
Novartis AG, ADR	34,228	3,290,680
Pfizer Inc.	87,750	3,726,743

Total Pharmaceuticals		19,502,315

TOTAL HEALTH CARE		41,916,612

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.3%
United Technologies Corp.	48,224	6,215,592

Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	46,119	5,153,337

Industrial Conglomerates - 2.8%
Honeywell International Inc.	47,210	7,502,613

See Notes to Schedule of Investments.

2

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		SHARES	VALUE
Machinery - 3.8%
Deere & Co.		25,320	$4,047,149
Illinois Tool Works Inc.		44,504	6,387,659

Total Machinery			10,434,808

TOTAL INDUSTRIALS			29,306,350

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 3.4%
Motorola Solutions Inc.		64,965	9,122,385

Electronic Equipment, Instruments & Components - 2.3%
TE Connectivity Ltd.		76,482	6,175,922

Software - 4.8%
Microsoft Corp.		64,725	7,633,667
Oracle Corp.		102,530	5,506,886

Total Software			13,140,553

Technology Hardware, Storage & Peripherals - 0.6%
Xerox Corp.		54,487	1,742,494

TOTAL INFORMATION TECHNOLOGY			30,181,354

MATERIALS - 4.5%
Chemicals - 3.1%
Air Products & Chemicals Inc.		24,808	4,737,336
PPG Industries Inc.		32,380	3,654,730

Total Chemicals			8,392,066

Construction Materials - 1.4%
Martin Marietta Materials Inc.		18,594	3,740,741

TOTAL MATERIALS			12,132,807

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.		38,157	7,519,219

UTILITIES - 1.8%
Multi-Utilities - 1.8%
Sempra Energy		38,929	4,899,604

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $139,629,009)			259,742,346

	RATE
SHORT-TERM INVESTMENTS - 4.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $11,719,369)	2.251%	11,719,369	11,719,369

TOTAL INVESTMENTS - 99.9% (Cost - $151,348,378)			271,461,715
Other Assets in Excess of Liabilities - 0.1%			136,985

TOTAL NET ASSETS - 100.0%			$271,598,700

See Notes to Schedule of Investments.

3

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

5

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$259,742,346	—	—	$259,742,346
Short-Term Investments†	11,719,369	—	—	11,719,369

Total Investments	$271,461,715	—	—	$271,461,715

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
COMMUNICATION SERVICES - 2.9%
Entertainment - 2.9%
Live Nation Entertainment Inc.	90,300	$5,737,662	*

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.7%
Aptiv PLC	43,000	3,418,070

Diversified Consumer Services - 1.7%
Service Corp. International	82,900	3,328,435

Hotels, Restaurants & Leisure - 1.7%
Vail Resorts Inc.	16,000	3,476,800

Internet & Direct Marketing Retail - 1.8%
Expedia Group Inc.	31,300	3,724,700

Leisure Products - 1.6%
Hasbro Inc.	37,700	3,205,254

Specialty Retail - 4.2%
Carvana Co.	44,100	2,560,446	*
Foot Locker Inc.	28,800	1,745,280
Ross Stores Inc.	44,600	4,152,260

Total Specialty Retail		8,457,986

TOTAL CONSUMER DISCRETIONARY		25,611,245

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 3.7%
Casey’s General Stores Inc.	30,700	3,953,239
US Foods Holding Corp.	97,400	3,400,234	*

TOTAL CONSUMER STAPLES		7,353,473

ENERGY - 3.6%
Energy Equipment & Services - 1.8%
Apergy Corp.	40,600	1,667,036	*
Core Laboratories NV	28,600	1,971,398

Total Energy Equipment & Services		3,638,434

Oil, Gas & Consumable Fuels - 1.8%
Pioneer Natural Resources Co.	23,300	3,548,124

TOTAL ENERGY		7,186,558

FINANCIALS - 11.0%
Banks - 3.4%
First Republic Bank	41,000	4,118,860
Western Alliance Bancorp	66,400	2,725,056	*

Total Banks		6,843,916

See Notes to Schedule of Investments.

1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Insurance - 5.4%
Arch Capital Group Ltd.	113,400	$3,665,088	*
Hartford Financial Services Group Inc.	60,300	2,998,116
Progressive Corp.	58,300	4,202,847

Total Insurance		10,866,051

Mortgage Real Estate Investment Trusts (REITs) - 2.2%
Starwood Property Trust Inc.	200,000	4,470,000

TOTAL FINANCIALS		22,179,967

HEALTH CARE - 12.7%
Biotechnology - 3.6%
Alexion Pharmaceuticals Inc.	24,300	3,284,874	*
BioMarin Pharmaceutical Inc.	44,600	3,961,818	*

Total Biotechnology		7,246,692

Health Care Equipment & Supplies - 1.6%
Varian Medical Systems Inc.	23,000	3,259,560	*

Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	35,800	2,846,816
Premier Inc., Class A Shares	59,000	2,034,910	*
WellCare Health Plans Inc.	7,600	2,050,100	*

Total Health Care Providers & Services		6,931,826

Life Sciences Tools & Services - 4.0%
Bio-Rad Laboratories Inc., Class A Shares	10,200	3,117,936	*
ICON PLC	19,500	2,663,310	*
Syneos Health Inc.	44,600	2,308,496	*

Total Life Sciences Tools & Services		8,089,742

TOTAL HEALTH CARE		25,527,820

INDUSTRIALS - 17.5%
Aerospace & Defense - 3.9%
Harris Corp.	23,900	3,817,069
L3 Technologies Inc.	4,600	949,302
Teledyne Technologies Inc.	13,300	3,152,233	*

Total Aerospace & Defense		7,918,604

Airlines - 1.5%
Alaska Air Group Inc.	53,900	3,024,868

Building Products - 0.9%
Masonite International Corp.	35,600	1,776,084	*

Commercial Services & Supplies - 1.6%
Waste Connections Inc.	35,900	3,180,381

Electrical Equipment - 3.1%
AMETEK Inc.	39,600	3,285,612
Rockwell Automation Inc.	17,200	3,017,912

Total Electrical Equipment		6,303,524

See Notes to Schedule of Investments.

2

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Machinery - 4.2%
Ingersoll-Rand PLC	41,500	$4,479,925
WABCO Holdings Inc.	29,700	3,915,351	*

Total Machinery		8,395,276

Road & Rail - 1.1%
Old Dominion Freight Line Inc.	14,800	2,136,972

Trading Companies & Distributors - 1.2%
Air Lease Corp.	69,800	2,397,630

TOTAL INDUSTRIALS		35,133,339

INFORMATION TECHNOLOGY - 19.9%
Electronic Equipment, Instruments & Components - 4.6%
CDW Corp.	51,300	4,943,781
IPG Photonics Corp.	15,100	2,291,878	*
Keysight Technologies Inc.	23,400	2,040,480	*

Total Electronic Equipment, Instruments & Components		9,276,139

IT Services - 1.7%
Alliance Data Systems Corp.	10,500	1,837,290
Amdocs Ltd.	30,300	1,639,533

Total IT Services		3,476,823

Semiconductors & Semiconductor Equipment - 4.8%
Lam Research Corp.	17,000	3,043,170
Xilinx Inc.	51,300	6,504,327

Total Semiconductors & Semiconductor Equipment		9,547,497

Software - 8.8%
Aspen Technology Inc.	44,300	4,618,718	*
Autodesk Inc.	23,700	3,692,934	*
Box Inc., Class A Shares	103,700	2,002,447	*
Palo Alto Networks Inc.	18,300	4,444,704	*
Splunk Inc.	24,000	2,990,400	*

Total Software		17,749,203

TOTAL INFORMATION TECHNOLOGY		40,049,662

MATERIALS - 1.9%
Chemicals - 1.3%
Methanex Corp.	47,100	2,678,106

Containers & Packaging - 0.6%
Ardagh Group SA	91,300	1,186,900

TOTAL MATERIALS		3,865,006

See Notes to Schedule of Investments.

3

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		SHARES	VALUE
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities Inc.		34,000	$4,847,040
Liberty Property Trust		51,300	2,483,946
Vornado Realty Trust		29,000	1,955,760

Total Equity Real Estate Investment Trusts (REITs)			9,286,746

Real Estate Management & Development - 1.6%
Jones Lang LaSalle Inc.		20,700	3,191,526

TOTAL REAL ESTATE			12,478,272

UTILITIES - 5.3%
Electric Utilities - 2.1%
Eversource Energy		58,800	4,171,860

Multi-Utilities - 3.2%
Ameren Corp.		53,900	3,964,345
DTE Energy Co.		19,500	2,432,430

Total Multi-Utilities			6,396,775

TOTAL UTILITIES			10,568,635

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $147,925,275)			195,691,639

	RATE
SHORT-TERM INVESTMENTS - 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $5,183,113)	2.251%	5,183,113	5,183,113

TOTAL INVESTMENTS - 100.0% (Cost - $153,108,388)			200,874,752
Other Assets in Excess of Liabilities - 0.0%			31,706

TOTAL NET ASSETS - 100.0%			$200,906,458

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

5

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$195,691,639	—	—	$195,691,639
Short-Term Investments†	5,183,113	—	—	5,183,113

Total Investments	$200,874,752	—	—	$200,874,752

†	See Schedule of Investments for additional detailed categorizations.

7

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.0%
COMMUNICATION SERVICES - 2.2%
Entertainment - 1.2%
Lions Gate Entertainment Corp., Class A Shares	116,801	$1,826,768
Lions Gate Entertainment Corp., Class B Shares	164,454	2,483,255

Total Entertainment		4,310,023

Interactive Media & Services - 0.4%
Cargurus Inc.	36,601	1,466,236	*

Media - 0.6%
comScore Inc.	104,214	2,110,334	*
Turn Inc. (Escrow)	73,522	25,551	*(a)(b)(c)

Total Media		2,135,885

TOTAL COMMUNICATION SERVICES		7,912,144

CONSUMER DISCRETIONARY - 14.4%
Auto Components - 2.4%
Fox Factory Holding Corp.	118,189	8,260,229	*

Distributors - 1.8%
Core-Mark Holding Co. Inc.	174,374	6,474,507

Diversified Consumer Services - 2.5%
Chegg Inc.	234,763	8,949,165	*

Internet & Direct Marketing Retail - 2.6%
GrubHub Inc.	64,975	4,513,813	*
Shutterstock Inc.	101,796	4,746,748

Total Internet & Direct Marketing Retail		9,260,561

Specialty Retail - 5.1%
Hudson Ltd., Class A Shares	240,100	3,301,375	*
Monro Inc.	105,739	9,148,538
National Vision Holdings Inc.	178,322	5,604,661	*

Total Specialty Retail		18,054,574

TOTAL CONSUMER DISCRETIONARY		50,999,036

CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 4.0%
BJ’s Wholesale Club Holdings Inc.	265,684	7,279,742	*
Casey’s General Stores Inc.	52,803	6,799,442

Total Food & Staples Retailing		14,079,184

Food Products - 0.9%
Calavo Growers Inc.	38,000	3,186,300

TOTAL CONSUMER STAPLES		17,265,484

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
ENERGY - 1.5%
Energy Equipment & Services - 1.5%
Cactus Inc., Class A Shares	50,506	$1,798,014	*
Newpark Resources Inc.	389,910	3,571,575	*

TOTAL ENERGY		5,369,589

FINANCIALS - 5.7%
Banks - 2.4%
SVB Financial Group	11,830	2,630,519	*
Western Alliance Bancorp	145,954	5,989,952	*

Total Banks		8,620,471

Capital Markets - 1.2%
PJT Partners Inc., Class A Shares	26,600	1,111,880
WisdomTree Investments Inc.	423,663	2,991,060

Total Capital Markets		4,102,940

Insurance - 2.1%
American Equity Investment Life Holding Co.	147,392	3,982,532
Trupanion Inc.	104,854	3,432,920	*

Total Insurance		7,415,452

TOTAL FINANCIALS		20,138,863

HEALTH CARE - 21.2%
Biotechnology - 2.1%
Acorda Therapeutics Inc.	72,501	963,538	*
Genomic Health Inc.	25,040	1,754,052	*
Heron Therapeutics Inc.	187,468	4,581,718	*

Total Biotechnology		7,299,308

Health Care Equipment & Supplies - 7.0%
Insulet Corp.	106,965	10,171,302	*
Integra LifeSciences Holdings Corp.	143,677	8,005,682	*
Penumbra Inc.	45,998	6,762,166	*

Total Health Care Equipment & Supplies		24,939,150

Health Care Providers & Services - 0.8%
Surgery Partners Inc.	250,136	2,821,534	*

Health Care Technology - 4.1%
Medidata Solutions Inc.	143,434	10,505,106	*
Vocera Communications Inc.	131,420	4,156,815	*

Total Health Care Technology		14,661,921

Life Sciences Tools & Services - 6.0%
Cambrex Corp.	81,681	3,173,307	*
ICON PLC	74,652	10,195,970	*
Syneos Health Inc.	148,899	7,707,012	*

Total Life Sciences Tools & Services		21,076,289

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.2%
Pacira Pharmaceuticals Inc.	108,742	$4,138,721	*

TOTAL HEALTH CARE		74,936,923

INDUSTRIALS - 18.8%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings Inc.	83,779	2,976,668	*

Air Freight & Logistics - 2.2%
Forward Air Corp.	56,160	3,635,237
XPO Logistics Inc.	75,630	4,064,356	*

Total Air Freight & Logistics		7,699,593

Building Products - 4.0%
Masonite International Corp.	76,180	3,800,620	*
Trex Co. Inc.	169,942	10,454,832	*

Total Building Products		14,255,452

Commercial Services & Supplies - 4.9%
Copart Inc.	190,329	11,532,034	*
US Ecology Inc.	101,849	5,701,507

Total Commercial Services & Supplies		17,233,541

Electrical Equipment - 0.5%
Bloom Energy Corp., Class A Shares	126,480	1,634,122	*

Machinery - 4.4%
Albany International Corp., Class A Shares	28,700	2,054,633
IDEX Corp.	55,130	8,365,426
Tennant Co.	82,007	5,091,815

Total Machinery		15,511,874

Trading Companies & Distributors - 2.0%
H&E Equipment Services Inc.	183,822	4,615,770
MRC Global Inc.	153,431	2,681,974	*

Total Trading Companies & Distributors		7,297,744

TOTAL INDUSTRIALS		66,608,994

INFORMATION TECHNOLOGY - 29.6%
Communications Equipment - 1.0%
Viavi Solutions Inc.	295,198	3,654,551	*

Electronic Equipment, Instruments & Components - 2.1%
MTS Systems Corp.	43,703	2,380,065
nLight Inc.	95,360	2,124,621	*
OSI Systems Inc.	34,913	3,058,379	*

Total Electronic Equipment, Instruments & Components		7,563,065

IT Services - 3.9%
Cardtronics PLC, Class A Shares	81,945	2,915,603	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		SHARES	VALUE
IT Services - (continued)
Twilio Inc., Class A Shares		15,047	$1,943,772	*
Wix.com Ltd.		73,086	8,830,981	*

Total IT Services			13,690,356

Semiconductors & Semiconductor Equipment - 3.6%
Inphi Corp.		121,727	5,324,339	*
Monolithic Power Systems Inc.		55,754	7,554,109

Total Semiconductors & Semiconductor Equipment			12,878,448

Software - 19.0%
Aspen Technology Inc.		74,083	7,723,894	*
Cornerstone OnDemand Inc.		153,836	8,427,136	*
DocuSign Inc.		53,907	2,794,539	*
Envestnet Inc.		86,742	5,672,059	*
ForeScout Technologies Inc.		62,036	2,599,929	*
Fortinet Inc.		94,039	7,896,455	*
HubSpot Inc.		46,380	7,708,820	*
New Relic Inc.		50,538	4,988,101	*
Pluralsight Inc., Class A Shares		36,260	1,150,892	*
Qualys Inc.		91,726	7,589,409	*
Smartsheet Inc., Class A Shares		37,050	1,511,270	*
Varonis Systems Inc.		68,019	4,055,973	*
Yext Inc.		235,804	5,154,675	*

Total Software			67,273,152

TOTAL INFORMATION TECHNOLOGY			105,059,572

MATERIALS - 1.4%
Chemicals - 1.4%
Balchem Corp.		53,476	4,962,573

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.		58,324	1,182,227	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $214,841,091)			354,435,405

	RATE
SHORT-TERM INVESTMENTS - 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $495,274)	2.251%	495,274	495,274

TOTAL INVESTMENTS - 100.1% (Cost - $215,336,365)			354,930,679
Liabilities in Excess of Other Assets - (0.1)%			(379,149)

TOTAL NET ASSETS - 100.0%			$354,551,530

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$7,886,593	—	$25,551	$7,912,144
Other Common Stocks	346,523,261	—	—	346,523,261

Total Long-Term Investments	354,409,854	—	25,551	354,435,405

Short-Term Investments†	495,274	—	—	495,274

Total Investments	$354,905,128	—	$25,551	$354,930,679

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Porfolio investment is restricted as to resale and, in the absence of readily ascertainable market values, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 3/31/2019	Value Per Share	Percent of Net Assets
Turn Inc. (Escrow), Common Stock	73,522	12/13	$108,102	$25,551	$0.35	0.01%

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2019

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.0%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	122,196	$13,327,918
iShares MSCI EAFE ETF	114,241	7,409,671
iShares Russell 1000 Growth ETF	116,649	17,655,993
iShares Russell 1000 Value ETF	139,042	17,170,297
iShares Russell 2000 ETF	45,508	6,966,820
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,303,096	33,731,943	(a)
Legg Mason Low Volatility High Dividend ETF	6,222,077	198,297,594	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	6,410,404	122,246,406	(a)
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	17,828,254	178,282,543	(a)
ClearBridge Small Cap Fund, Class IS Shares	142,166	8,554,143	(a)
QS International Equity Fund, Class IS Shares	4,102,996	63,473,348	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	3,421,559	40,100,666	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	378,736	75,955,594	(a)
ClearBridge Appreciation Fund, Class IS Shares	3,325,842	80,252,564	(a)
ClearBridge International Value Fund, Class IS Shares	2,456,765	24,027,163	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	10,074,329	175,091,839	(a)
The Royce Fund - Royce Small/Mid-Cap Premier Fund, Investment Class Shares	3,477,308	42,249,289	(a)
Vanguard Index Funds - Vanguard Total International Bond ETF	248,507	13,859,235
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	14,454,832	182,564,529	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,182,466,443)		1,301,217,555

See Notes to Schedule of Investments.

1

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2019

DESCRIPTION		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.7%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.7%
S&P 500 Index, Put @ $2,100.00		6/19/20	42	$11,904,480	$146,790
S&P 500 Index, Put @ $2,150.00		6/19/20	32	9,070,080	126,720
S&P 500 Index, Put @ $2,200.00		6/19/20	32	9,070,080	144,160
S&P 500 Index, Put @ $2,250.00		6/19/20	72	20,407,680	363,960
S&P 500 Index, Put @ $2,300.00		6/19/20	400	113,376,000	2,326,000
S&P 500 Index, Put @ $2,350.00		6/19/20	357	101,188,080	2,279,445
S&P 500 Index, Put @ $2,400.00		6/19/20	318	90,133,920	2,278,470
S&P 500 Index, Put @ $2,475.00		6/19/20	238	67,458,720	2,017,050

TOTAL PURCHASED OPTIONS (Cost - $10,960,668)					9,682,595

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,193,427,111)					1,310,900,150

	RATE			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class	2.370%			4,947,434	4,947,434
Dreyfus Government Cash Management, Institutional Shares	2.385%			1,439	1,439

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,948,873)					4,948,873

TOTAL INVESTMENTS - 100.1% (Cost - $1,198,375,984)					1,315,849,023
Liabilities in Excess of Other Assets - (0.1)%					(1,052,611)

TOTAL NET ASSETS - 100.0%					$1,314,796,412

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

Abbreviation used in this schedule:

USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason, Inc. (“Legg Mason”) or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”).

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

3

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

4

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Investments in Underlying Funds	$1,301,217,555	—	—	$1,301,217,555
Purchased Options:
Exchange-Traded Purchased Options	2,326,000	$7,356,595	—	9,682,595

Total Long-Term Investments	1,303,543,555	7,356,595	—	1,310,900,150

Short-Term Investments†	4,948,873	—	—	4,948,873

Total Investments	$1,308,492,428	$7,356,595	—	$1,315,849,023

†	See Schedule of Investments for additional detailed categorizations.

5

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2019.

	Affiliate Value at December 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at March 31,
Underlying Funds	2018	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2019
Legg Mason ETF Investment Trust - Legg Mason International Low Volatility High Dividend ETF	$31,450,743	—	—	—	—	—	$430,856	—	—	$2,281,200	$33,731,943
Legg Mason ETF Investment Trust - Legg Mason Low Volatility High Dividend ETF	188,826,057	—	—	$11,228,152	377,925	$521,716	1,551,599	—	—	20,699,689	198,297,594
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	111,276,269	—	—	1,238,876	66,678	26,124	—	—	—	12,209,013	122,246,406
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	—	$178,282,543	17,828,254	—	—	—	—	—	—	—	178,282,543
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS Shares	161,951,313	14,310,000	1,423,375	178,316,756	17,782,093	2,147,851	752,935	—	—	2,055,443	—
Legg Mason Global Asset Management Trust - ClearBridge Small Cap Fund, Class IS Shares	7,709,785	—	—	468,782	7,742	(3,782)	—	—	—	1,313,140	8,554,143
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	57,371,288	245,000	16,722	—	—	—	—	—	—	5,857,060	63,473,348
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	35,055,420	330,000	30,038	330,958	25,187	(25,958)	—	—	—	5,046,204	40,100,666
Legg Mason Partners Equity Trust - ClearBridge Aggressive Growth Fund, Class IS Shares	70,038,497	—	—	1,717,872	8,667	(12,872)	—	—	—	7,634,969	75,955,594
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	71,904,701	—	—	—	—	—	—	—	—	8,347,863	80,252,564
Legg Mason Partners Equity Trust - ClearBridge International Value Fund, Class IS Shares	22,061,963	205,000	21,670	—	—	—	—	—	—	1,760,200	24,027,163
Legg Mason Partners Equity Trust - QS U.S. Large Cap Equity Fund, Class IS Shares	160,216,476	—	—	5,367,045	349,645	572,955	—	—	—	20,242,408	175,091,839
The Royce Fund - Royce Small/Mid-Cap Premier Fund, Investment Class Shares	37,991,415	1,590,000	142,387	2,996,950	199,164	(641,950)	—	—	—	5,664,824	42,249,289
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	159,945,911	20,871,335	1,698,299	3,967,781	321,628	2,219	1,415,213	—	—	5,715,064	182,564,529

	$1,115,799,838	$215,833,878		$205,633,172		$2,586,303	$4,150,603	—	—	$98,827,077	$1,224,827,621

6

QS VARIABLE GROWTH

Schedule of investments (unaudited)	March 31, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		347,102	$6,619,246
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,884,283	21,461,983
QS International Equity Fund, Class IS Shares		1,220,668	18,883,740
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,329,105	15,577,112
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		353,134	8,521,115
ClearBridge Large Cap Growth Fund, Class IS Shares		198,126	9,949,868
ClearBridge Small Cap Growth Fund, Class IS Shares		122,548	4,573,491
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		462,247	5,838,177
Western Asset Intermediate Bond Fund, Class IS Shares		798,249	8,708,898

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $87,060,462)			100,133,630

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $394,626)	2.370%	394,626	394,626

TOTAL INVESTMENTS - 100.1% (Cost - $87,455,088)			100,528,256
Liabilities in Excess of Other Assets - (0.1)%			(75,614)

TOTAL NET ASSETS - 100.0%			$100,452,642

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

1

QS VARIABLE MODERATE GROWTH

Schedule of investments (unaudited)	March 31, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		73,904	$1,409,342
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		526,183	5,993,228
QS International Equity Fund, Class IS Shares		297,621	4,604,193
QS U.S. Small Capitalization Equity Fund, Class IS Shares		340,773	3,993,856
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		150,963	3,642,725
ClearBridge Large Cap Growth Fund, Class IS Shares		56,484	2,836,645
ClearBridge Small Cap Growth Fund, Class IS Shares		28,525	1,064,556
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		320,434	4,047,081
Western Asset Intermediate Bond Fund, Class IS Shares		553,366	6,037,227

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,742,540)			33,628,853

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $165,684)	2.370%	165,684	165,684

TOTAL INVESTMENTS - 100.3% (Cost - $29,908,224)			33,794,537
Liabilities in Excess of Other Assets - (0.3)%			(85,211)

TOTAL NET ASSETS - 100.0%			$33,709,326

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

2

QS VARIABLE CONSERVATIVE GROWTH

Schedule of investments (unaudited)	March 31, 2019

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,011,412	$11,519,982
QS International Equity Fund, Class IS Shares		507,747	7,854,849
QS U.S. Small Capitalization Equity Fund, Class IS Shares		749,975	8,789,704
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		371,187	8,956,734
ClearBridge Large Cap Growth Fund, Class IS Shares		113,041	5,676,931
ClearBridge Small Cap Growth Fund, Class IS Shares		57,303	2,138,553
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,396,340	17,635,773
Western Asset Intermediate Bond Fund, Class IS Shares		2,411,893	26,313,754

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $81,463,377)			88,886,280

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $440,872)	2.370%	440,872	440,872

TOTAL INVESTMENTS - 100.1% (Cost - $81,904,249)			89,327,152
Liabilities in Excess of Other Assets - (0.1)%			(61,921)

TOTAL NET ASSETS - 100.0%			$89,265,231

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios holds securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

4

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$100,133,630	—	—	$100,133,630
Short-Term Investments†	394,626	—	—	394,626

Total Investments	$100,528,256	—	—	$100,528,256

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$33,628,853	—	—	$33,628,853
Short-Term Investments†	165,684	—	—	165,684

Total Investments	$33,794,537	—	—	$33,794,537

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$88,886,280	—	—	$88,886,280
Short-Term Investments†	440,872	—	—	440,872

Total Investments	$89,327,152	—	—	$89,327,152

†	See Schedule of Investments for additional detailed categorizations.

5

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Variable Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$5,868,932	$355,000	19,550	$262,088	14,062	$278,986	—	$657,402	$6,619,246
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	19,169,680	895,000	83,271	986,388	89,489	451,296	—	2,383,691	21,461,983
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	21,395,317	—	—	4,849,027	303,215	(297,922)	—	2,337,450	18,883,740
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	14,092,090	495,000	45,538	1,281,518	89,931	(263,005)	—	2,271,540	15,577,112
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	7,635,639	360,000	15,544	360,210	15,585	796,187	—	885,686	8,521,115
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	9,028,896	115,000	2,391	554,800	12,400	303,537	—	1,360,772	9,949,868
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	4,152,859	—	—	192,674	5,508	204,710	—	613,306	4,573,491
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	5,295,273	833,294	67,071	472,853	37,798	(26,601)	$43,753	182,463	5,838,177
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	7,934,160	1,289,785	119,619	708,113	64,965	(41,690)	60,434	193,066	8,708,898

	$94,572,846	$4,343,079		$9,667,671		$1,405,498	$104,187	$10,885,376	$100,133,630

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Variable Moderate Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,191,506	$110,000	6,137	$29,613	1,587	$49,034	—	$137,449	$1,409,342
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	5,085,113	420,000	39,667	165,495	14,975	78,313	—	653,610	5,993,228
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	5,417,418	—	—	1,403,437	88,235	(60,079)	—	590,212	4,604,193
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	3,499,605	190,000	17,479	253,972	17,798	(49,419)	—	558,223	3,993,856

6

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Variable Moderate Growth (continued)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	$3,123,923	$220,000	9,683	$74,338	3,212	$194,202	—	$373,140	$3,642,725
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	2,466,232	45,000	969	61,753	1,337	74,535	—	387,166	2,836,645
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	936,033	25,000	737	38,411	1,075	32,123	—	141,934	1,064,556
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	3,878,921	455,169	36,620	417,220	33,351	(11,640)	$30,505	130,211	4,047,081
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	5,794,581	711,669	65,962	606,785	55,668	(18,703)	42,143	137,762	6,037,227

	$31,393,332	$2,176,838		$3,051,024		$288,366	$72,648	$3,109,707	$33,628,853

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Variable Conservative Growth		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$9,294,089	$1,075,000	101,915	$79,079	7,080	$920	—	$1,229,972	$11,519,982
Legg Mason Global Asset Management Trust - QS International Equity Fund, Class IS Shares	9,668,233	80,000	5,521	2,963,672	186,394	(113,671)	—	1,070,288	7,854,849
Legg Mason Global Asset Management Trust - QS U.S. Small Capitalization Equity Fund, Class IS Shares	7,349,052	585,000	53,818	287,964	20,125	(52,964)	—	1,143,616	8,789,704
Legg Mason Partners Equity Trust - ClearBridge Appreciation Fund, Class IS Shares	7,340,785	745,000	33,110	33,803	1,460	1,197	—	904,752	8,956,734
Legg Mason Partners Equity Trust - ClearBridge Large Cap Growth Fund, Class IS Shares	4,697,471	240,000	5,257	24,176	503	824	—	763,636	5,676,931
Legg Mason Partners Equity Trust - ClearBridge Small Cap Growth Fund, Class IS Shares	1,747,144	130,000	3,834	14,162	405	838	—	275,571	2,138,553
Western Asset Funds, Inc. - Western Asset Core Bond Fund, Class IS Shares	17,185,220	974,255	78,376	1,090,930	87,205	(20,929)	$135,746	567,228	17,635,773
Western Asset Funds, Inc. - Western Asset Intermediate Bond Fund, Class IS Shares	25,671,392	1,575,480	146,064	1,527,226	140,112	(32,226)	187,578	594,108	26,313,754

	$82,953,386	$5,404,735		$6,021,012		$(216,011)	$323,324	$6,549,171	$88,886,280

7